International Operations (Tables)	12 Months Ended
Dec. 31, 2017
International Operations
Summary of assets attributable to international operations

	2017	2016
	(Dollars in Thousands)
Loans:
Commercial	$113,019	$124,079
Others	45,867	43,141
	158,886	167,220
Less allowance for probable loan losses	(842)	(884)
Net loans	$158,044	$166,336
Accrued interest receivable	$671	$603